Note 2 - Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Inputs, Level 1 [Member]
Contingent purchase price consideration
Fair Value, Inputs, Level 2 [Member]
Contingent purchase price consideration
Fair Value, Inputs, Level 3 [Member]
Contingent purchase price consideration	$ 1,293	$ 1,218
Total	1,293	1,218
Contingent purchase price consideration	1,293	1,218
Total	$ 1,293	$ 1,218